Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	As of March 31,
	2018	2019
	RMB	RMB
Value added tax ("VAT") recoverable	16,915,400	9,526,831
Prepaid expenses	3,824,722	5,212,018
Loan advances to employees	3,923,713	7,318,753
Receivable from KOLs	3,166,804	5,435,612
Others	2,464,582	5,475,818

Total	30,295,221	32,969,032